Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Other NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income
2024	96,000	96,000	186,272	186,272	52.74	(7,330,000)
2023	96,000	96,000	186,272	186,272	80.16	(20,843,000)
2022	96,000	96,000	186,272	186,272	63.78	(25,851,000)

Note: Bin Zhou was our PEO for each year presented.

The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024
Yongsheng Chen	Yongsheng Chen	Yongsheng Chen
Xiaodong Cai	Xiaodong Cai	Xiaodong Cai
Mu Xiao	Mu Xiao	Mu Xiao
Yong Yang	Yong Yang	Yong Yang

Named Executive Officers, Footnote

The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024
Yongsheng Chen	Yongsheng Chen	Yongsheng Chen
Xiaodong Cai	Xiaodong Cai	Xiaodong Cai
Mu Xiao	Mu Xiao	Mu Xiao
Yong Yang	Yong Yang	Yong Yang

PEO Total Compensation Amount	$ 96,000	$ 96,000	$ 96,000
PEO Actually Paid Compensation Amount	96,000	96,000	96,000
Non-PEO NEO Average Total Compensation Amount	186,272	186,272	186,272
Non-PEO NEO Average Compensation Actually Paid Amount	186,272	186,272	186,272
Total Shareholder Return Amount	52.74	80.16	63.78
Net Income (Loss)	$ (7,330,000)	$ (20,843,000)	$ (25,851,000)
PEO Name	Bin Zhou	Bin Zhou	Bin Zhou